Trade and Other Receivables - Summary of Aging of Receivables that are Past Due the Average Credit Period (Detail) - Current Trade Receivables [Member]	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclousre of Analysis of Age of Financial Assets that are Past Due but not Impaired [Line Items]
Financial assets	$ 1,119,574	RM 4,928,928	RM 1,434,970
Less than 30 days [member]
Disclousre of Analysis of Age of Financial Assets that are Past Due but not Impaired [Line Items]
Financial assets
31 days to 60 days [member]
Disclousre of Analysis of Age of Financial Assets that are Past Due but not Impaired [Line Items]
Financial assets	423,161	1,862,965
61 days to 210 days [member]
Disclousre of Analysis of Age of Financial Assets that are Past Due but not Impaired [Line Items]
Financial assets	0	0	39,518
211 days to 240 days [member]
Disclousre of Analysis of Age of Financial Assets that are Past Due but not Impaired [Line Items]
Financial assets
241 days to less than 1 year [member]
Disclousre of Analysis of Age of Financial Assets that are Past Due but not Impaired [Line Items]
Financial assets	$ 696,413	RM 3,065,963	RM 1,395,452